Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables
Schedule of trade and other receivables
	2022	2021
Domestic	157,578	140,573
Abroad	8,861	2,863
Related party (a)	-	7,269
	166,439	150,705
Allowance for expected credit losses	(10,427)	(8,298)
Total	156,012	142,407

(a)	The outstanding balances are related to the Company´s shareholder Twilio Inc. (note 27) which had ordinary SMS transactions with the Company.

Schedule of changes in allowance for expected credit losses
	2022	2021
Balance at the Beginning year	(8,298)	(6,087)
Additions	(23,320)	(8,508)
Reversal	15,531	2,205
Write-offs	5,660	4,092
Balance at the End of the year	(10,427)	(8,298)

Schedule of trade receivables by maturity date
	2022	2021
Current	138,848	129,177
Overdue (days):
1–30	6,779	7,295
31–60	3,508	2,555
61–90	3,274	1,466
91–120	1,914	1,337
121–150	1,181	1,018
>150	10,935	7,857
Total	166,439	150,705

Schedule of expected credit loss rates of accounts receivable from customers by maturity
31 December 2022	Weighted-average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	1.73%	44,573	(772)
1–30 days past due	16.20%	6,779	(1,098)
More than 31 days past due	41.11%	20,812	(8,557)

31 December 2021	Weighted-average loss rate	Gross carrying amount	Loss allowance
Current (not past due)	1.72%	50,728	(872)
1–30 days past due	9.89%	7,295	(721)
More than 31 days past due	47.11%	14,233	(6.705)